SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments
Silver	$ 17,259	$ 20,159	$ 23,641
Copper	12,996	8,227	9,593
Gold	9,866	10,131	7,508
Penalties, treatment costs and refining charges	(6,005)	(5,158)	(6,050)
Total revenue from mining operations	$ 34,116	$ 33,359	$ 34,692